Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2024	Sep. 30, 2025
Product Information [Line Items]
Federal Depository Insurance coverage	$ 13,732,588	$ 13,732,588	$ 0	$ 1,774,899
Cash equivalents	15,723	15,723	0	15,723
Interest and penalties	24,462	49,228	$ 35,065
Credit Risk [Member]
Product Information [Line Items]
Federal Depository Insurance coverage	$ 250,000	$ 250,000		$ 250,000